EQUITY INCENTIVE PLANS - Schedule of Stock-based Compensation Expense (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield (as a percent)	0.00%	0.00%
2015 EIP and 2020 IIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum (as a percent)		3.58%	1.39%
Risk-free interest rate, maximum (as a percent)		4.61%	4.02%
Expected dividend yield (as a percent)		0.00%	0.00%
Expected volatility, minimum (as a percent)		82.00%	70.00%
Expected volatility, maximum (as a percent)		83.00%	75.00%
2015 EIP and 2020 IIP | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		5 years 6 months	5 years 6 months
2015 EIP and 2020 IIP | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years 29 days	6 years 29 days
2015 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum (as a percent)		4.29%	1.57%
Risk-free interest rate, maximum (as a percent)		5.43%	2.65%
Expected dividend yield (as a percent)		0.00%	0.00%
Expected volatility, minimum (as a percent)		64.00%	75.00%
Expected volatility, maximum (as a percent)		147.00%	98.00%
2015 ESPP | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 months	6 months
2015 ESPP | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		2 years	2 years